Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Beginning balance	$ 10,612	$ 10,636
Expensed during the year	3,445	4,325
Payment of deductibles and uninsured claims	(4,720)	(5,218)
Foreign exchange	(458)	869
Ending balance	$ 8,879	$ 10,612